SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure of list of subsidiary
	Principal location of the Company’s activity	The Group’s ownership interest
		in the subsidiary for the year ended
		December 31
Name of company		2025	2024
Taptica Inc	USA	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1 Demand LLC	USA	**	100%
Nexxen Group LLC	USA	100%	100%
Nexxen Group US Holdings Inc. *	USA	100%	100%
Nexxen Holdings Ltd *	UK	100%	100%
Nexxen Group Ltd	UK	100%	100%
Nexxen Media Pte Ltd	Singapore	100%	100%
Nexxen Pty Ltd *	Australia	100%	100%
Nexxen Media Japan K.K.	Japan	100%	100%
Nexxen Video Distribution Sdn Bhd	Malaysia	100%	100%
Nexxen CTRL GmbH	Germany	100%	100%
Nexxen Inc.	USA	100%	100%
Amobee International Inc	USA	**	100%
Amobee Ltd	Israel	100%	100%

*	Under these companies, there are nine (9) wholly owned subsidiaries that are inactive, liquidated or in liquidation process.

**	The subsidiaries are in liquidation process or merged into other fully owned subsidiaries of the Company.